Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 608,130	$ 606,895
Accumulated depreciation	(553,744)	(547,716)
Net fixed assets	54,386	59,179
Buildings and Improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	128,668	128,778
Computer and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	54,113	52,412
Furniture & fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	13,861	13,865
Laboratory equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 411,488	$ 411,840